U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                          FORM 24F-2
               Annual Notice of Securities Sold
                    Pursuant to Rule 24f-2

     Read instructions at end of Form before preparing Form.
                     Please print or type

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1.  Name and address of issuer:

    SteinRoe Variable Investment Trust
    600 Atlantic Avenue
    Boston, Massachusetts  02210
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2.  Name of each series or class of funds for which this notice is filed:

     Capital Appreciation Fund
     Managed Growth Stock Fund
     Managed Assets Fund
     Mortgage Securities Income Fund
     Cash Income Fund

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3.  Investment Company Act File Number:  811-5199

    Securities Act File Number:  33-14954
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4.  Last day of fiscal year for which this notice is filed:  12/31/96
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5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before
    termination of the issuer's 24f-2 declaration:     [ ]
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6.  Date of termination of issuer's declaration under rule
    24f-2(a)(1), if applicable (see Instruction A.6):   Not
    applicable.
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7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained
    unsold at the beginning of the fiscal year:    None.
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8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:  None.
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9.  Number and aggregate sale price of securities sold during the fiscal year:
                                             Shares       Dollars
                                            ---------   ----------
     Capital Appreciation Fund             3,135,974    $59,130,137
     Managed Growth Stock Fund               854,357     22,263,141
     Managed Assets Fund                   1,550,497     23,322,604
     Mortgage Securities Income Fund       1,026,350     10,281,284
     Cash Income Fund                     57,317,479     57,317,479

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                             Shares       Dollars
                                            ---------   ----------
     Capital Appreciation Fund             3,135,974    $59,130,137
     Managed Growth Stock Fund               854,357     22,263,141
     Managed Assets Fund                   1,550,497     23,322,604
     Mortgage Securities Income Fund       1,026,350     10,281,284
     Cash Income Fund                     57,317,479     57,317,479

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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                             Shares       Dollars
                                            ---------   ----------
     Capital Appreciation Fund                  0           0
     Managed Growth Stock Fund                  0           0
     Managed Assets Fund                        0           0
     Mortgage Securities Income Fund            0           0
     Cash Income Fund                       3,214,447   $3,214,447

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12. Calculation of registration fee:

  (i) Aggregate sale price of securities sold during
      the fiscal year in reliance on rule 24f-2
      (from Item 10):                                  $172,314,645

 (ii) Aggregate price of shares issued in connection
      with dividend reinvestment plans (from Item 11,
      if applicable):                                  +  3,214,447

(iii) Aggregate price of shares redeemed or
      repurchased during the fiscal year (if
      applicable):                                     -208,020,081

 (iv) Aggregate price of shares redeemed or
      repurchased and previously applied as a
      reduction to filing fees pursuant to rule
      24f-2 (if applicable):                           +           0


  (v) Net aggregate price of securities sold and
      issued during the fiscal year in reliance on
      rule 24f-2 ([line (i), plus line (ii), less
      line (iii), plus line (iv)] (if applicable):                  0

 (vi) Multiplier prescribed by Section 6(b) of the
      Securities Act of 1933 or other applicable law
      or regulation (see Instruction C.6):            x         1/3300

(vii) Fee due [line (i) or line (v) multiplied by
      line (vi)]:                                                    0
                                                       ===============

Instruction:  Issuers should complete lines (ii), (iii), (iv), and
(v) only if form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules
    of Informal and Other Procedures (17 CRF 202.3a).     [ ]

    Date of mailing or wire transfer of filing fees to the
    Commission's lockbox depository:  ___________
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                                SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title*)   GARY A. ANETSBERGER
                          Gary A. Anetsberger, Treasurer

Date: February 25, 1997

   *Please print the name and title of the signing officer below the signature.

LIBERTY FINANCIAL                     Liberty Financial Companies, Inc.
                                      Federal Reserve Plaza
                                      600 Atlantic Avenue
                                      Boston, MA 02210-2214

                                      617-722-6000



                      February 24, 1997



SteinRoe Variable Investment Trust
Federal Reserve Plaza
600 Atlantic Avenue
Boston, Massachusetts  02110

Ladies and Gentlemen:

     SteinRoe Variable Investment Trust, a Massachusetts business trust (the "Trust"), is filing with the Securities and Exchange Commission a Rule 24f-2 Notice (the "Notice") on behalf of its various series (the "Funds") containing the information specified in paragraph (b)(1) of Rule 24f-2 under the Investment Company Act of 1940 (the "Rule"). The Trust has previously filed a Registration Statement under the Securities Act of 1933 (File No. 33-14954) (the "Registration Statement") containing the declaration authorized by paragraph (a) (1) of the Rule to the effect that an indefinite number of shares of beneficial interest of the Trust without par value (the "Shares") was being registered by the Registration Statement. I am a Vice President and Associate General Counsel of Liberty Financial Companies, Inc., which is the parent holding company for the investment advisor and the administrator to the Trust. I also am an Assistant Secretary of the Trust.

     The effect of the Notice, when accompanied by (i) the filing fee, if any, payable as prescribed by paragraph (c) of the Rule and (ii) this Opinion, will be to make definite in number the number of shares sold by the various Funds of the Trust during the fiscal year ended December 31, 1996 in reliance upon the Rule (the "Rule 24f-2 Shares").

     I have examined copies, either certified or otherwise proven to my satisfaction to be genuine, of the Trust's
Agreement and Declaration of Trust as now in effect, the minutes of meetings of Trustees of the Trust and other documents relating to the organization and operation of the Trust. I have also reviewed the Registration Statement and the form of the Rule 24f-2 Notice being filed by the Trust, and am generally familiar with the business affairs of the Trust.

     The Trust has advised me that the Rule 24f-2 Shares were sold in the manner contemplated by the Trust's current prospectus at the time of sale, and that the Rule 24f-2 Shares were sold for a consideration not less than the net asset value thereof as required by the Investment Company Act of 1940.

      I am a member of the Bar of The Commonwealth of Massachusetts, and the opinions rendered below are limited to the laws of Massachusetts.

     Based upon the foregoing, it is my opinion that:

The Trust has been duly organized and is legally existing under the laws of The Commonwealth of Massachusetts.

The Trust is authorized to issue an unlimited number of Shares.

The Rule 24f-2 Shares were legally issued and are fully paid and non-assessable (except that as to 783.644 shares of the Capital Appreciation Fund, 383.083 shares of the Managed Growth Stock Fund, and 8,000 shares of the Cash Income Fund, payment had not been received and was not then due in ordinary course of business as of December 31, 1996). However, I note that, as set forth in the Registration Statement, shareholders of the Trust might, under certain circumstances, be liable for transactions effected by the Trust.

     I hereby consent to the filing of this opinion with the Securities and Exchange Commission together with the Rule 24f-2 Notice of the Trust, and to the filing of this opinion under the securities laws of any state where such filing may be necessary.

                            Sincerely,


                            /s/ KEVIN M. CAROME
                            Kevin M. Carome
                            Vice President and
                               Associate General Counsel
                            Liberty Financial Companies, Inc.